Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands					1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 15, 2019 MXN ($)	Apr. 21, 2016 MXN ($)	Dec. 24, 2015 MXN ($)	Jul. 01, 2015	Feb. 28, 2019 MXN ($)	Aug. 15, 2016 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Aug. 03, 2016 MXN ($)	Jun. 29, 2016 MXN ($)
Disclosure of equity [line items]
Recognized net losses								$ 180,419,837		$ 280,850,619	$ 191,144,342
Negative equity amount								1,459,405,432		1,502,352,385
Negative working capital								54,666,333		25,600,895
Revenues								1,681,119,150	$ 85,410,135	1,397,029,719	$ 1,074,093,232
Capitalization	$ 25,000,000
Total budget expenditures received	15,000,000
Acquisition percentage of shares				100.00%
Gain (loss) on non-controlling interest								$ 477,118		$ 965,107
Pension and Retirement Plans [member]
Disclosure of equity [line items]
Payment of promissory notes	34,887,250
productive state-owned subsidiaries received	$ 28,063,511
Federal budget [member]
Disclosure of equity [line items]
Capital expenditure					$ 589,736,649
Revenues					524,291,649		$ 65,445,000
Federal budget [member] | Top of range [member]
Disclosure of equity [line items]
Indebtedness amount					$ 112,800,000
Contributions A [member]
Disclosure of equity [line items]
Issue of a non-negotiable promissory note			$ 50,000,000
Maturity date on promissory note			Dec. 31, 2050
Equity contribution		$ 26,500,000
Promissory note issued												$ 184,230,586	$ 184,230,586
Increase amount in equity			$ 135,439,612
Increase in the discount value of the promissory notes						$ 1,209,026